Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2023
Intangible Assets
Schedule of intangible asset

	January 31,	January 31,
	2023	2022
Cost
Customer agreements and relationships	268,712	251,402
Existing technology	355,695	326,411
Trade names	9,026	9,038
Non-compete covenants	13,893	12,306
	647,326	599,157
Accumulated amortization
Customer agreements and relationships	151,016	135,380
Existing technology	248,867	218,953
Trade names	7,318	6,677
Non-compete covenants	10,317	8,538
	417,518	369,548
Net	229,808	229,609